Other Charges - Summary of Other Charges (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other charges [abstract]
Other charges	€ 104	€ 150	€ 1